Retirement benefit plans - Obligation included in the balance sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement benefit plans
Opening balance	€ 3,520	€ 2,693	€ 2,865
Contributions from employer	(748)	(411)
Total expense recognized in the income statement	926	773	73
Re-measurement on the net defined benefit liability	40	583	(202)
Benefits paid	(157)	(119)	(44)
Closing balance	€ 3,582	€ 3,520	€ 2,693